BNY Mellon Global Equity Income Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 95.3%
Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao	1,126,766	2,527,378
China — 3.1%
NARI Technology Co. Ltd., Cl. A	945,700	2,876,714
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	96,900	3,114,638
		5,991,352
Finland — 1.1%
Fortum OYJ	119,740	2,198,655
France — 7.6%
Cie de Saint-Gobain SA	32,976	3,774,511
Publicis Groupe SA	35,629	3,260,917
Sanofi SA	46,517	4,185,237
Veolia Environnement SA	106,942	3,624,654
		14,845,319
Germany — 7.8%
Deutsche Lufthansa AG	288,060	2,479,970
Deutsche Post AG	73,866	3,325,473
Fresenius SE & Co. KGaA	74,633	3,575,486
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,765	2,473,133
Siemens AG	13,452	3,452,535
		15,306,597
Hong Kong — 3.9%
AIA Group Ltd.	532,600	4,979,979
Hong Kong Exchanges & Clearing Ltd.	49,700	2,703,427
		7,683,406
Indonesia — 1.3%
Bank Mandiri Persero Tbk PT	5,377,700	1,473,925
Bank Rakyat Indonesia Persero Tbk PT	4,811,000	1,084,704
		2,558,629
Ireland — 4.2%
Medtronic PLC	58,149	5,247,366
Smurfit WestRock PLC	66,597	2,955,575
		8,202,941
Italy — 2.8%
ENEL SpA	436,203	3,849,448
Moncler SpA	30,725	1,645,874
		5,495,322
Japan — 1.8%
Tokyo Electron Ltd.	19,100	3,461,558
Mexico — 1.4%
Wal-Mart de Mexico SAB de CV	894,031	2,634,939
Netherlands — 1.9%
Universal Music Group NV	127,871	3,703,612
Spain — 2.4%
Industria de Diseno Textil SA	99,623	4,764,738
Sweden — 2.5%
Sandvik AB	130,569	3,190,449
SKF AB, Cl. B	75,918	1,773,624
		4,964,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 95.3% (continued)
Taiwan — 1.3%
ASE Technology Holding Co. Ltd.	477,000	2,437,139
United Kingdom — 7.8%
AstraZeneca PLC	29,742	4,447,928
BAE Systems PLC	157,789	3,759,248
Barclays PLC	666,551	3,268,482
GSK PLC	201,139	3,766,693
		15,242,351
United States — 43.1%
Bristol-Myers Squibb Co.	56,442	2,444,503
C.H. Robinson Worldwide, Inc.	34,645	3,995,261
Cisco Systems, Inc.	82,490	5,615,919
CME Group, Inc.	24,984	6,952,548
Diamondback Energy, Inc.	27,984	4,160,101
Dominion Energy, Inc.	76,400	4,465,580
Exelon Corp.	90,636	4,073,182
Expand Energy Corp.	24,389	2,555,479
First Horizon Corp.	139,791	3,048,842
Gilead Sciences, Inc.	27,426	3,079,666
International Paper Co.	67,244	3,142,985
Johnson & Johnson	28,347	4,669,885
Kenvue, Inc.	151,738	3,253,263
MetLife, Inc.	40,183	3,051,899
Molson Coors Beverage Co., Cl. B	71,336	3,475,490
Omnicom Group, Inc.	34,526	2,487,598
PepsiCo, Inc.	30,272	4,175,114
Phillips 66	35,290	4,361,138
Starbucks Corp.	46,734	4,166,803
Sysco Corp.	45,015	3,583,194
The Estee Lauder Companies, Inc., Cl. A	31,953	2,982,493
The Kraft Heinz Company	83,996	2,306,530
UnitedHealth Group, Inc.	8,507	2,123,007
		84,170,480
Total Common Stocks (cost $159,475,905)		186,188,489

Preferred Dividend Rate (%)
Preferred Stocks — 2.1%
South Korea — 2.1%
Samsung Electronics Co. Ltd. (cost $3,172,189)	2.49	100,918	4,191,575

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $3,893,811)	4.43	3,893,811	3,893,811
Total Investments (cost $166,541,905)		99.4%	194,273,875
Cash and Receivables (Net)		.6%	1,084,021
Net Assets		100.0%	195,357,896

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Global Equity Income Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	186,188,489	—	—	186,188,489
Equity Securities - Preferred Stocks	4,191,575	—	—	4,191,575
Investment Companies	3,893,811	—	—	3,893,811
	194,273,875	—	—	194,273,875

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2025, accumulated net unrealized appreciation on investments was $27,731,970, consisting of $32,339,376 gross unrealized appreciation and $4,607,406 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.